Accounting policies - Adoption of IFRS 9 - Impact on Accumulated reserves (Details) - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Initial adoption of IFRS 9
Equity balance as reported	$ 134,798	$ 123,287	$ 115,410	$ 105,227
Adjustments to Accumulated reserves from adoption of IFRS 9			(665)
Balances, restated			114,745
Accumulated Reserves
Initial adoption of IFRS 9
Equity balance as reported	$ 86,674	$ 79,227	72,838	$ 65,190
Increase in allowance for impairment losses and provisions for off-balance sheet risk			(3,238)
Increase in allowance for impairment losses for debt instruments at FVTOCI			(18)
Increase in deferred tax assets relating to allowance for impairment losses and provisions for off-balance sheet risk			977
Adjustments to Accumulated reserves from adoption of IFRS 9			(2,279)
Balances, restated			$ 70,559